Fair value of financial instruments - Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Debt securities at amortised cost	£ 56,749	£ 45,487
Loans and advances at amortised cost	342,747	353,292
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Assets included in disposal group classified as held for sale	3,916	0
Financial liabilities
Repurchase agreements and other similar secured borrowing	(41,601)	(27,052)
Debt securities in issue	(96,825)	(112,881)
Subordinated liabilities	(10,494)	(11,423)	£ (12,759)
Liabilities included in disposal groups classified as held for sale	(3,164)	0
Not held at fair value
Financial assets
Debt securities at amortised cost	55,437	44,512
Loans and advances at amortised cost	334,706	347,149
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Assets included in disposal group classified as held for sale	3,855	0
Financial liabilities
Deposits at amortised cost	(538,502)	(545,738)
Repurchase agreements and other similar secured borrowing	(41,601)	(27,054)
Debt securities in issue	(98,123)	(113,276)
Subordinated liabilities	(10,803)	(11,474)
Liabilities included in disposal groups classified as held for sale	(3,078)	0
Not held at fair value | Level 1
Financial assets
Debt securities at amortised cost	13,976	9,952
Loans and advances at amortised cost	5,854	5,165
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Assets included in disposal group classified as held for sale	0	0
Financial liabilities
Deposits at amortised cost	(382,345)	(426,016)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0	0
Not held at fair value | Level 2
Financial assets
Debt securities at amortised cost	39,014	33,285
Loans and advances at amortised cost	80,533	79,868
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Assets included in disposal group classified as held for sale	3,855	0
Financial liabilities
Deposits at amortised cost	(150,757)	(116,157)
Repurchase agreements and other similar secured borrowing	(41,601)	(27,054)
Debt securities in issue	(95,999)	(110,151)
Subordinated liabilities	(10,608)	(11,254)
Liabilities included in disposal groups classified as held for sale	(3,078)	0
Not held at fair value | Level 3
Financial assets
Debt securities at amortised cost	2,447	1,275
Loans and advances at amortised cost	248,319	262,116
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Assets included in disposal group classified as held for sale	0	0
Financial liabilities
Deposits at amortised cost	(5,400)	(3,565)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(2,124)	(3,125)
Subordinated liabilities	(195)	(220)
Liabilities included in disposal groups classified as held for sale	0	0
Gross exposure
Financial assets
Debt securities at amortised cost	56,749	45,487
Loans and advances at amortised cost	342,747	353,292
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Assets included in disposal group classified as held for sale	3,855	0
Financial liabilities
Deposits at amortised cost	(538,789)	(545,782)
Repurchase agreements and other similar secured borrowing	(41,601)	(27,052)
Debt securities in issue	(96,825)	(112,881)
Subordinated liabilities	(10,494)	(11,423)
Liabilities included in disposal groups classified as held for sale	£ (3,078)	£ 0